Gain on Sale of Investment (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	815,757
Equity Method Investment, Ownership Percentage	11.00%
Equity Method Investments	$ 0	$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share	0.0001	0.0001	0.0001
Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred Stock, Par or Stated Value Per Share	0.0001	0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	0.0001
Convertible Preferred Stock, Shares Issued upon Conversion	71
Convertible Preferred Stock, Terms of Conversion	The conversion rate was 24,393.65 shares of AzurRx Common Stock per share of AzurRx Preferred Stock
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	1,016,941
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Sale of Stock, Consideration Received on Transaction	$ 637,100	$ 587,100
Common Stock [Member] | Convertible Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Conversion of Stock, Shares Issued	1,731,949	731,810